STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Reconciliation of the changes in stockholders' equity
A reconciliation of the changes in stockholders' equity for 2009, 2010, and 2011 is provided below:

(Dollars in millions)	Common Stock at Par Value (1) $	Paid-in Capital $	Retained Earnings (1)(2) $	Accumulated Other Comprehensive Income (Loss) (2) $	Treasury Stock at Cost $	Total Stockholders' Equity $

Balance at December 31, 2008	2	638	1,996	231	(1,314)	1,553

Net Earnings	--	--	89	--	--	89
Cash Dividends Declared (3)	--	--	(128)	--	--	(128)
Other Comprehensive Loss	--	--	--	(3)	--	(3)
Share-based Compensation Costs (4)	--	19	--	--	--	19
Stock Option Exercises	--	7	--	--	--	7
Other (5)	--	(3)	--	--	--	(3)
Stock Repurchases	--	--	--	--	(21)	(21)
Balance at December 31, 2009	2	661	1,957	228	(1,335)	1,513

Net Earnings	--	--	425	--	--	425
Cash Dividends Declared (3)	--	--	(129)	--	--	(129)
Other Comprehensive Loss	--	--	--	(34)	--	(34)
Share-based Compensation Costs (4)	--	24	--	--	--	24
Stock Option Exercises	--	102	--	--	--	102
Other (5)	--	6	--	--	--	6
Stock Repurchases	--	--	--	--	(280)	(280)
Balance at December 31, 2010	2	793	2,253	194	(1,615)	1,627

Net Earnings	--	--	646	--	--	646
Cash Dividends Declared (3)	--	--	(139)	--	--	(139)
Other Comprehensive Loss	--	--	--	(56)	--	(56)
Share-based Compensation Costs (4)	--	39	--	--	--	39
Stock Option Exercises	--	59	--	--	--	59
Other (5)	--	9	--	--	1	10
Stock Repurchases	--	--	--	--	(316)	(316)
Balance at December 31, 2011	2	900	2,760	138	(1,930)	1,870

(1)	Common Stock at Par Value and Retained Earnings have been adjusted for the two-for-one stock split on October 3, 2011.
(2)
Retained Earnings and Accumulated Other Comprehensive Income (Loss) have been adjusted for the change in accounting methodology for pension and OPEB plans.  For additional information, see Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans".

(3)	Includes cash dividends paid and dividends declared, but unpaid.
(4)	Includes the fair value of equity share-based awards recognized for share-based compensation.
(5)
Includes tax benefits/charges relating to the difference between the amounts deductible for federal income taxes over the amounts charged to income for book value purposes have been adjusted to paid-in capital and other items.

Shares of common stock issued
For 2011, 2010, and 2009, the weighted average number of common shares outstanding used to compute basic earnings per share was 139.7 million, 144.2 million, and 145.0 million, respectively, and for diluted earnings per share was 143.1 million, 147.8 million, and 146.8 million, respectively, reflecting the effect of dilutive share-based equity awards outstanding.  Stock options excluded from the 2011, 2010, and 2009 calculation of diluted earnings per share were 408,850; 486,300; and 6,996,978, respectively, because the total market value of option exercises for these awards was less than the total cash proceeds that would be received from these exercises.

	For years ended December 31,
Shares of common stock issued (1)	2011	2010	2009

Balance at beginning of year	193,688,890	189,550,128	188,991,720
Issued for employee compensation and benefit plans	2,766,241	4,138,762	558,408
Balance at end of year	196,455,131	193,688,890	189,550,128

(1) Includes shares held in treasury.

Accumulated Other Comprehensive Income (Loss)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX

(Dollars in millions)	Cumulative Translation Adjustment $	Benefit Plans Unrecognized Prior Service Credits $	Unrealized Gains (Losses) on Cash Flow Hedges $	Unrealized Losses on Investments $	Accumulated Other Comprehensive Income (Loss) $
Balance at December 31, 2009	77	125	27	(1)	228
Period change	2	(26)	(10)	--	(34)
Balance at December 31, 2010	79	99	17	(1)	194
Period change	(15)	(21)	(20)	--	(56)
Balance at December 31, 2011	64	78	(3)	(1)	138